SIGNIFICANT ACCOUNTING POLICIES - Restricted cash (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Changes in restricted cash on the Consolidated Statements of Cash Flows	¥ 740.0	¥ 435.9	¥ 146.5